UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09153

Investment Company Act File Number

Eaton Vance Michigan Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Michigan Municipal Income Trust

August 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 150.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.1%
Michigan Municipal Bond Authority, 5.00%, 10/1/29	$600	$668,274

		$668,274

Education — 6.7%
Michigan State University, 5.00%, 2/15/40	$1,000	$1,119,810
Oakland University, 5.00%, 3/1/42	500	573,545
Wayne State University, 5.00%, 11/15/40	370	434,365

		$2,127,720

Electric Utilities — 8.9%
Holland, Electric Utility System, 5.00%, 7/1/39	$1,135	$1,320,096
Lansing Board of Water and Light, 5.50%, 7/1/41	500	594,185
Michigan Public Power Agency, 5.00%, 1/1/43	800	882,848

		$2,797,129

Escrowed/Prerefunded — 7.0%
Grand Valley State University, Prerefunded to 12/1/16, 5.625%, 12/1/29	$525	$531,752
Grand Valley State University, Prerefunded to 12/1/16, 5.75%, 12/1/34	525	531,914
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	115	132,697
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	125	144,736
Michigan, Prerefunded to 5/1/19, 5.50%, 11/1/25	270	304,371
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), Prerefunded to 6/1/19, 6.125%, 6/1/39	500	573,155

		$2,218,625

General Obligations — 30.1%
Ann Arbor Public Schools, 4.50%, 5/1/24	$350	$369,177
Comstock Park Public Schools, 5.125%, 5/1/31	275	317,034
Comstock Park Public Schools, 5.25%, 5/1/33	220	257,119
East Grand Rapids Public Schools, 5.00%, 5/1/39	435	512,421
Jenison Public Schools, 5.00%, 5/1/28	500	573,965
Jenison Public Schools, 5.00%, 5/1/30	500	572,670
Kent County, 5.00%, 1/1/25	1,500	1,636,920
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,161,560
Lansing Community College, 5.00%, 5/1/30	1,005	1,197,608
Marysville Public Schools District, 5.00%, 5/1/37	1,065	1,299,502
Walled Lake Consolidated School District, 5.00%, 5/1/34	365	431,879
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,177,980

		$9,507,835

Hospital — 22.2%
Grand Traverse County Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/47	$1,000	$1,162,020
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	285,863
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	578,275
Michigan Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	990	1,135,688
Michigan Finance Authority, (Trinity Health Corp.), Prerefunded to 12/1/20, 5.00%, 12/1/27	10	11,731
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	250	252,170
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,000	1,009,190
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,250	1,455,537
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,125,310

		$7,015,784

Housing — 0.2%
Michigan Housing Development Authority, 4.60%, 12/1/26	$45	$46,245

		$46,245

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 2.4%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$750,225

		$750,225

Insured-Education — 4.2%
Ferris State University, (AGC), 5.125%, 10/1/33	$570	$616,660
Ferris State University, (AGC), 5.25%, 10/1/38	500	542,210
Wayne State University, (AGM), 5.00%, 11/15/35	165	179,025

		$1,337,895

Insured-Electric Utilities — 3.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$630	$685,598
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	273,885
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	169,641

		$1,129,124

Insured-Escrowed/Prerefunded — 10.2%
Battle Creek School District, (AGM), Prerefunded to 5/1/17, 5.00%, 5/1/37	$1,105	$1,138,106
Michigan Building Authority, (AGM), (FGIC), Prerefunded to 10/15/16, 0.00%, 10/15/29	1,000	525,875
Michigan Building Authority, (NPFG), Prerefunded to 10/15/16, 0.00%, 10/15/30	2,800	1,399,592
Wayne State University, (AGM), Prerefunded to 11/15/18, 5.00%, 11/15/35	135	147,955

		$3,211,528

Insured-General Obligations — 23.9%
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	$500	$597,795
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	150	159,819
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	240	256,534
Detroit School District, (AGM), 5.25%, 5/1/32	300	383,436
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,162,030
Livonia Public Schools, (AGM), 5.00%, 5/1/43	910	1,055,536
South Haven Public Schools, (AGM), 5.00%, 5/1/40	500	596,415
South Haven Public Schools, (BAM), 5.00%, 5/1/41	1,200	1,420,020
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,330,712
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	590,630

		$7,552,927

Insured-Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$895	$172,529

		$172,529

Insured-Transportation — 3.5%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,091,620

		$1,091,620

Insured-Water and Sewer — 6.8%
Detroit, Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$560	$561,932
Grand Rapids, Water Supply System, (AGC), Prerefunded to 1/1/19, 5.10%, 1/1/39	1,000	1,091,640
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	475	490,642

		$2,144,214

Lease Revenue/Certificates of Participation — 3.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,112,130

		$1,112,130

Special Tax Revenue — 3.7%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,172,150

		$1,172,150

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 11.0%
Detroit Water Supply System, 5.25%, 7/1/41	$750	$842,235
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	735	970,714
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,250	1,378,600
Port Huron, Water Supply System, 5.25%, 10/1/31	250	280,843

		$3,472,392

Total Tax-Exempt Investments — 150.5% (identified cost $43,119,819)		$47,528,346

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.1)%		$(650,108)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (53.4)%		$(16,850,000)

Other Assets, Less Liabilities — 5.0%		$1,553,596

Net Assets Applicable to Common Shares — 100.0%		$31,581,834

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2016, 35.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.3% to 14.6% of total investments.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Trust did not have any open financial instruments at August 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$43,084,353

Gross unrealized appreciation	$4,483,690
Gross unrealized depreciation	(39,697)

Net unrealized appreciation	$4,443,993

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2016, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$47,528,346	$—	$47,528,346
Total Investments	$—	$47,528,346	$—	$47,528,346

The Trust held no investments or other financial instruments as of November 30, 2015 whose fair value was determined using Level 3 inputs. At August 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2016